Carrying Values and Estimated Fair Values of Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 12,404
United Airlines, Inc.
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	12,059
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	12,252	11,682
Carrying (Reported) Amount, Fair Value Disclosure | United Airlines, Inc.
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	11,850	11,273
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	13,419	11,992
Estimate of Fair Value, Fair Value Disclosure | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	8,045	859
Estimate of Fair Value, Fair Value Disclosure | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	5,374	11,133
Estimate of Fair Value, Fair Value Disclosure | United Airlines, Inc.
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	12,460	11,133
Estimate of Fair Value, Fair Value Disclosure | United Airlines, Inc. | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	7,086
Estimate of Fair Value, Fair Value Disclosure | United Airlines, Inc. | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 5,374	$ 11,133